Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Voting power, percentage	50.00%
Considered overdue days	90 days
Intangible assets amortized straight-line over year	10 years
Lessee, operating lease, term of contract	12 months
Impairment of ROU assets (in Dollars)
Value added tax rate	6.00%	6.00%	6.00%
Advertising cost (in Dollars)	$ 73,321	$ 21,654	$ 6,752
Reserve annual after-tax profit	10.00%
PRC statutory accounts percentage	50.00%